RELATED PARTY TRANSACTIONS Textual (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Frontline	Dec. 31, 2013 ITCL	Dec. 31, 2012 ITCL
Related party receivables	$ 2,470	$ 303		$ 1,429	$ 217
Management agreement termination, required notice			30 days